Gains (losses) from operating activities in the statement of income by function of expenses, included according to their nature (Details ) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue	$ 2,157,323	$ 1,939,322	$ 1,728,332
Products [Member]
Revenue	2,151,715	1,933,828	1,721,064
Services [Member]
Revenue	$ 5,608	$ 5,494	$ 7,268